CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 240,351		$ 37,716	¥ 494,475
Restricted cash	75,500		11,845	100,316
Short-term investments	343,017		53,827	391,033
Accounts receivable, net	770,919		120,974	737,789
Amounts due from related parties	259,863	[1]	40,778	383,594	[1]
Prepayments and other current assets	172,877		27,128	365,109
Total current assets	1,862,509		292,268	2,472,316
Non-current assets:
Accounts receivables, non-current				54,639
Property and equipment, net	12,861		2,018	17,213
Right-of-use assets, net	26,342		4,134	50,319
Intangible assets	165,270		25,935	83,123
Goodwill	7,268		1,141	7,268
Long-term investments	1,416		222	82,889
Other non-current assets	4,809		753	148,091
Total non-current assets	217,966		34,203	443,542
Total assets	2,080,475		326,471	2,915,858
Current liabilities (including current liabilities of the consolidated variable interest entity("VIEs") and its subsidiaries without recourse to the Company amounting to RMB1,602,787 and RMB1,902,280, as of December 31, 2020 and December 31, 2021, respectively):
Short-term borrowings (including short-term borrowings of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB50,000 and nil as of December 31, 2020 and 2021, respectively)	20,000		3,138	70,000
Loan from a related party (including loan from a related party of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of nil and nil as of December 31, 2020 and 2021, respectively)				13,050
Accounts payable (including accounts payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB RMB399,858 and RMB255,182 as of December 31, 2020 and December 31, 2021, respectively)	313,768		49,237	448,981
Amounts due to a related party (including amount due to a related party of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB4,295 and RMB1,495 as of December 31, 2020 and 2021, respectively)	6,928	[2],[3]	1,087	9,427	[2],[3]
Registered users' loyalty payable (including registered users' loyalty payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB66,180 and RMB55,392 as of December 31, 2020 and December 31, 2021, respectively)	61,700		9,681	72,627
Advance from customers and deferred revenue (including advance from customers and deferred revenue of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB 140,776 and RMB 122,594 as of December 31, 2020 and December 31, 2021, respectively)	122,597		19,238	140,776
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB115,307 and RMB42,237 as of December 31, 2020 and December 31, 2021, respectively)	65,987		10,353	149,704
Tax payable (including tax payable of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB98,797 and RMB15,288 as of December 31, 2020 and December 31, 2021, respectively)	43,879		6,886	97,144
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB20,030 and RMB11,675 as of December 31, 2020 and December 31, 2021, respectively)	11,897		1,867	20,760
Accrued liabilities related to users' loyalty programs (including accrued liabilities related to users' loyalty program of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB100,088 and RMB99,360 as of December 31, 2020 and December 31, 2021, respectively)	99,400		15,592	100,088
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of RMB607,455 and RMB1,299,057 as of December 31, 2020 and December 31, 2021, respectively)	1,334,603		209,428	763,433
Convertible Loan (including convertible loan of the consolidated VIEs and VIE's subsidiaries without recourse to the Company of nil and nil as of December 31, 2020 and December 31, 2021, respectively)	1,182,963		185,633
Total current liabilities	3,263,673		512,140	1,885,990
Non-current liabilities:
Other non-current liabilities	1,733		272	4,256
Lease liabilities, non-current	15,985		2,508	23,756
Deferred tax liabilities	16,422		2,577	18,825
Convertible Loan				1,174,868
Non-current liabilities	34,140		5,357	1,221,705
Total liabilities	3,297,813		517,497	3,107,695
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	1,172,218		183,947	1,093,526
Shareholders' deficit:
Additional paid-in capital	4,979,353		781,369	4,784,315
Treasury stock (US$0.0001 par value; 7,490,634 and 4,441,353 shares as of December 31, 2020 and December 31, 2021, respectively)	(142,229)		(22,319)	(142,229)
Accumulated other comprehensive income	129,010		20,245	84,320
Accumulated deficit	(7,355,700)		(1,154,276)	(6,007,227)
Total Qutoutiao Inc. shareholders' deficit	(2,389,556)		(374,973)	(1,280,774)
Non-controlling interests				(4,589)
Total shareholders' deficit	(2,389,556)		(374,973)	(1,285,363)
Total liabilities, mezzanine equity and shareholders' deficit	2,080,475		326,471	2,915,858
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares	26		4	23
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	¥ 24		$ 4	¥ 24

[1]	For the year ended December 31, 2019, 2020 and 2021, the service fee of RMB473.2 million, RMB250.9 million and RMB39.8 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018. As of December 31, 2020 and 2021, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB368.5 million and RMB246.5 million respectively. Out of the accounts receivable from related parties of RMB259.9 million as of December 31, 2021, a total of RMB204.0 million of the balance is overdue. A majority amount of RMB185.9 million of the overdue balance was collected as of this report date. Although the overdue receivables were settled after the due date, and the settlement of the remaining receivables may still be after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk. For the revenue recognized in 2021, payments have not been received as the balances as of December 31, 2021 are still within the nine to twelve months payment terms and expect to be settled within the payment terms. As of December 31, 2020, in addition to accounts receivable from revenues generated there was also RMB15.1 million which was a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform. The balances are settled and recorded as cost of revenues as the advertisement services are provided, and the prepayment was fully utilized during 2021.
[2]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB35.6 million, RMB29.2 million and RMB103.3 million for the years ended December 31, 2019, 2021 and 2021, respectively.
[3]	In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021 (Note 6). In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.